SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	$ 252,060	$ 351,357	$ 44,245
Total due from related parties (long term)	5,566,247	5,288,264
Due from related parties	5,818,307	5,639,621	44,245
Shareholders [Member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	86,200	60,280	20,550
MSJ foundation [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	21,302	102,356
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	144,558	188,721	23,695
Total due from related parties (long term)	103,114	98,187
BMV finance [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	2,068,113	1,973,144
Simon zutshi directors loan account [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	1,350,206	1,268,094
BG3 ltd [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	737,614	703,743
Zutshi lPP [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	398,417	380,121
Vision 1 investments [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	293,313	279,845
Crowd property loan account [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	272,644	260,124
Throckley [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	219,057	208,998
Property mastermind international [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (long term)	$ 123,769	$ 116,008